May 5, 2000



Securities and Exchange Commission
450 Fifth Street NW
Washington DC 20549



RE:  Variable Account A of
     First Fortis Life Insurance Company
     File No. 333-31476 (Triple Crown)
     CIK No. 0000914805

Pursuant to Rule 497(j) under the Securities Act of 1933, First Fortis Life Insurance Company, on behalf of Separate Account A, certifies that:

1) the form of Prospectus that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent amendment to the registration statement of the Separate Account (Pre-Effective Amendment No.
1) filed April 28, 2000.

2)  the text of the most recent amendment to  the
registration    statement    has    been    filed
electronically.

Please contact me at (651) 738-5080 if you have any questions.

Sincerely,

/s/ David A. Peterson

David A. Peterson
Vice President
Assistant General Counsel